Consolidated Statement of Cash Flows (USD $)	2 Months Ended
Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (1,720,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Other non-operating loss	1,245,266 [1]
Increase in prepaid expenses	(16,005)
Increase in inventories	(260,857)
Increase in trade accounts payable	298,078
Increase in due to related party	90,000
Net cash used in operating activities	(363,843)
Cash flows from investing activities
Advances for vessel acquisitions	(8,000,000)
Leasehold improvements paid	(1,527,245)
Net cash used in investing activities	(9,527,245)
Cash flows from financing activities
Issuance of common stock	12,850
Contribution from shareholders	9,878,238
Net cash provided by financing activities	9,891,088
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Non-cash investing and financing activities:
Advances paid to the Seller by the Non-controlling Shareholder for the acquisition of the two PSVs prior to the incorporation of the Company	2,410,000
Advances for vessel acquisitions included under trade accounts payable	5,205,000
Leasehold improvements paid by the Non-controlling Shareholder prior to the incorporation of the Company	96,000
Leasehold improvements included under trade accounts payable and accrued liabilities	791,054
Deferred financing charges included under accrued liabilities	1,003,000
Incentive rights awarded for the contribution of intangible assets	$ 4,982,640

[1]	Note 7